Transactions with Related Parties (Details)	6 Months Ended
	Mar. 31, 2019 USD ($) $ / d	Mar. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)
Related Party [Abstract]
Management fees to related party	$ 58,240	$ 52,920
Commissions to related party	11,383	0
Accrued liabilities to related party	2,262		$ 0
Due from related party	$ 311,163		263,079
Pavimar [Member] | Management Agreement [Member]
Related Party [Abstract]
Fixed daily fee for services | $ / d	320
Management fees to related party	$ 58,240	52,920
Number of months of working capital included in advance payment	1 month
Due from related party	$ 311,163		263,079
Alexandria [Member] | Commercial Management Services [Member]
Related Party [Abstract]
Commission rate	1.25%
Commissions to related party	$ 11,383	$ 0
Accrued liabilities to related party	$ 2,262		$ 0